Provisions, income tax liabilities and other liabilities - Summary of Movements in Non-current Provisions (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Beginning balance	€ 6,998	€ 7,125	€ 6,652
Changes in scope of consolidation	35	5	(1)
Increases in provisions	731	1,482	1,398
Provisions utilized	(459)	(793)	(522)
Reversals of unutilized provisions	(200)	(518)	(734)
Transfers	(425)	(421)	(154)
Net interest related to employee benefits, and unwinding of discount	53	66	104
Currency translation differences	145	(214)	50
Actuarial gains and losses on defined-benefit plans	(448)	266	331
Ending balance	6,430	6,998	7,125
Provisions for pensions and other post-employment benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	3,276	3,599	3,291
Changes in scope of consolidation	(2)	(3)	(1)
Increases in provisions	247	256	262
Provisions utilized	(222)	(566)	(285)
Reversals of unutilized provisions	(13)	(226)	(205)
Transfers	(13)	12	92
Net interest related to employee benefits, and unwinding of discount	42	55	78
Currency translation differences	80	(117)	35
Actuarial gains and losses on defined-benefit plans	(448)	266	331
Ending balance	2,947	3,276	3,599
Provisions for other long-term benefits
Reconciliation of changes in other provisions [abstract]
Beginning balance	879	855	761
Changes in scope of consolidation	0	0	0
Increases in provisions	156	169	189
Provisions utilized	(122)	(109)	(102)
Reversals of unutilized provisions	(7)	(5)	(3)
Transfers	(3)	0	(3)
Net interest related to employee benefits, and unwinding of discount	2	2	5
Currency translation differences	30	(33)	8
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	935	879	855
Restructuring provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	868	600	632
Changes in scope of consolidation	0	0	0
Increases in provisions	67	688	393
Provisions utilized	(8)	(5)	(3)
Reversals of unutilized provisions	(35)	(42)	(15)
Transfers	(370)	(369)	(411)
Net interest related to employee benefits, and unwinding of discount	0	1	3
Currency translation differences	2	(5)	1
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	524	868	600
Other provisions
Reconciliation of changes in other provisions [abstract]
Beginning balance	1,975	2,071	1,968
Changes in scope of consolidation	37	8	0
Increases in provisions	261	369	554
Provisions utilized	(107)	(113)	(132)
Reversals of unutilized provisions	(145)	(245)	(511)
Transfers	(39)	(64)	168
Net interest related to employee benefits, and unwinding of discount	9	8	18
Currency translation differences	33	(59)	6
Actuarial gains and losses on defined-benefit plans	0	0	0
Ending balance	€ 2,024	€ 1,975	€ 2,071